Average Annual Total Returns - FidelitySustainableIntermediateMunicipalIncomeFund-AMCIZPRO - FidelitySustainableIntermediateMunicipalIncomeFund-AMCIZPRO - Fidelity Sustainable Intermediate Municipal Income Fund
	Mar. 30, 2024
Fidelity Advisor Sustainable Intermediate Municipal Income Fund - Class M | Return Before Taxes
Average Annual Return:
Past 1 year	1.75%
Since Inception	1.47%	[1]
Fidelity Advisor Sustainable Intermediate Municipal Income Fund - Class C | Return Before Taxes
Average Annual Return:
Past 1 year	4.28%
Since Inception	3.14%	[2]
Fidelity Advisor Sustainable Intermediate Municipal Income Fund - Class I | Return Before Taxes
Average Annual Return:
Past 1 year	6.25%
Since Inception	4.17%	[3]
Fidelity Advisor Sustainable Intermediate Municipal Income Fund - Class Z | Return Before Taxes
Average Annual Return:
Past 1 year	6.32%
Since Inception	4.23%	[4]
Fidelity Advisor Sustainable Intermediate Municipal Income Fund - Class A | Return Before Taxes
Average Annual Return:
Past 1 year	1.75%
Since Inception	1.48%	[5]
Fidelity Advisor Sustainable Intermediate Municipal Income Fund - Class A | After Taxes on Distributions
Average Annual Return:
Past 1 year	1.75%
Since Inception	1.48%	[5]
Fidelity Advisor Sustainable Intermediate Municipal Income Fund - Class A | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	2.09%
Since Inception	1.69%	[5]
LB015
Average Annual Return:
Past 1 year	6.40%
Since Inception	2.98%
IXWQ5
Average Annual Return:
Past 1 year	5.44%
Since Inception	3.35%

[1]	B From April 13, 2022 .
[2]	C From April 13, 2022 .
[3]	D From April 13, 2022 .
[4]	E From April 13, 2022 .
[5]	A From April 13, 2022 .